Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018231
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class A
Trading Symbol	NEFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 42,707,727
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018233
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class C
Trading Symbol	NEHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 42,707,727
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000175112
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class N
Trading Symbol	LSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 42,707,727
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Fund
Class Name	Class Y
Trading Symbol	NEHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 42,707,727
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000223747
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class A
Trading Symbol	LIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 37,748,220
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 45,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000223748
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class C
Trading Symbol	LIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
AssetsNet	$ 37,748,220
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 45,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000223749
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class N
Trading Symbol	LIGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 37,748,220
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 45,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000223746
Shareholder Report [Line Items]
Fund Name	Loomis Sayles International Growth Fund
Class Name	Class Y
Trading Symbol	LIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 37,748,220
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 45,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000082998
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Admin Class
Trading Symbol	LIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 12,641,048,949
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 19,368,543
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018234
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	LIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 12,641,048,949
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 19,368,543
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018236
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	LGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
AssetsNet	$ 12,641,048,949
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 19,368,543
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125485
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class N
Trading Symbol	LGBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 12,641,048,949
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 19,368,543
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018238
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	LSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 12,641,048,949
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 19,368,543
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000082999
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Admin Class
Trading Symbol	NEZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 2,708,820,354
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,971,788
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018251
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class A
Trading Symbol	NEFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 2,708,820,354
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,971,788
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018253
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class C
Trading Symbol	NECZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 2,708,820,354
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,971,788
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125487
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class N
Trading Symbol	NEZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 2,708,820,354
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,971,788
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018254
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Income Fund
Class Name	Class Y
Trading Symbol	NEZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 2,708,820,354
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,971,788
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments